POST-EMPLOYMENT BENEFITS - Benefit Plan Costs (Details) - Domestic defined benefit plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 146	$ 121
Past service recovery	0	(21)
Net interest cost	10	8
Net pension expense	156	108
Administrative expense	4	4
Total pension cost recognized in net income	160	112
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net interest cost	(81)	(81)
Administrative expense	4	3
Accrued benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	146	121
Past service recovery	0	(21)
Net interest cost	$ 91	$ 89